2. Investment securities, Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Estimated Fair Value	$ 281,099	$ 297,890
Mortgage-backed securities
Estimated Fair Value	90,210	123,977
Level 1 valuation	0	0
Level 2 valuation	90,210	123,977
Level 3 valuation	0	0
U.S. Government sponsored enterprises
Estimated Fair Value	34,048	22,143
Level 1 valuation	0	0
Level 2 valuation	34,048	22,143
Level 3 valuation	0	0
State and political subdivisions
Estimated Fair Value	152,246	145,368
Level 1 valuation	0	0
Level 2 valuation	152,246	145,368
Level 3 valuation	0	0
Corporate bonds
Estimated Fair Value	2,467	3,463
Level 1 valuation	0	0
Level 2 valuation	2,467	3,463
Level 3 valuation	0	0
Trust preferred securities
Estimated Fair Value	750	1,250
Level 1 valuation	0	0
Level 2 valuation	0	0
Level 3 valuation	750	1,250
Equity securities
Estimated Fair Value	1,378	1,689
Level 1 valuation	1,378	1,689
Level 2 valuation	0	0
Level 3 valuation	$ 0	$ 0